Borrowings - Additional Information (Details 5) - USD ($) $ in Thousands	May 11, 2020	Jan. 21, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total amount of loan			$ 1,439,603	$ 1,344,817	$ 1,208,344
Banco Macro
Disclosure of detailed information about borrowings [line items]
Total amount of loan		$ 10,000
Term of loan		180 days
Nominal annual rate		6.00%
Nominal annual compensatory rate	10.00%